Other assets and liabilities F.4.2. Non-current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Non-current legal provisions	$ 18	$ 8
Long-term portion of asset retirement obligations	96	77
Long-term portion of deferred income on tower sale and leasebacks recognized under IAS 17	68	85
Long-term employment obligations	71	68
Accruals and payables in respect of spectrum and license acquisitions	61	41
Other non-current liabilities	68	71
Non-current provisions	$ 383	$ 351	[1],[2]

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).